UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22216

              GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was (4.3)%, compared with total returns of (1.6)% and (4.6)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was (2.9)%. The Fund’s NAV per share was $6.66, while the price of the publicly traded shares closed at $6.37 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)					Since
	Quarter	1 Year	3 Year	5 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	(4.26)%	0.17%	1.52%	(2.59)%	(4.20)%
Investment Total Return (c)	(2.89)	0.11	3.38	(4.43)	(5.01)
CBOE S&P 500 Buy/Write Index	(1.56)	6.95	7.22	7.42	7.15
XAU Index	(4.64)	(2.56)	8.14	(8.78)	(10.71	)(d)
Dow Jones U.S. Basic Materials Index	(5.53)	9.87	7.65	8.75	5.45	(d)
S&P Global Agribusiness Equity Index	(4.86)	10.70	5.46	5.18	4.41	(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 81.7%
	Agriculture — 7.5%
49,000	Archer-Daniels-Midland Co.(a)	$2,125,130
22,500	Bunge Ltd.(a)	1,663,650
38,900	Monsanto Co.(a)	4,539,241
102,490	Nutrien Ltd.(a)	4,843,677

		13,171,698

	Energy and Energy Services — 23.0%
17,500	Anadarko Petroleum Corp.(a)	1,057,175
5,100	Andeavor	512,856
17,000	Apache Corp.(a)	654,160
15,500	Baker Hughes, a GE Company(a)	430,435
48,000	BP plc, ADR(a)	1,945,920
15,800	Cabot Oil & Gas Corp.(a)	378,884
28,000	Chevron Corp.(a)	3,193,120
3,100	Cimarex Energy Co.	289,850
4,800	Concho Resources Inc.†(a)	721,584
18,000	ConocoPhillips	1,067,220
17,800	Devon Energy Corp.(a)	565,862
17,616	Enbridge Inc.(a)	554,375
61,500	Eni SpA	1,081,212
17,800	EOG Resources Inc.(a)	1,873,806
5,000	EQT Corp.	237,550
66,500	Exxon Mobil Corp.(a)	4,961,565
27,000	Halliburton Co.(a)	1,267,380
4,000	Helmerich & Payne Inc.	266,240
5,000	Hess Corp.	253,100
53,500	Kinder Morgan Inc.(a)	805,710
18,000	Marathon Oil Corp.	290,340
15,600	Marathon Petroleum Corp.(a)	1,140,516
7,300	Newfield Exploration Co.†	178,266
15,500	Noble Energy Inc.(a)	469,650
11,600	Occidental Petroleum Corp.(a)	753,536
13,500	ONEOK Inc.	768,420
13,600	Phillips 66(a)	1,304,512
5,700	Pioneer Natural Resources Co.(a)	979,146
10,000	Range Resources Corp.	145,400
122,000	Royal Dutch Shell plc, Cl. A	3,822,984
42,970	Schlumberger Ltd.(a)	2,783,597
24,000	Suncor Energy Inc.(a)	828,960
15,000	Sunoco LP	382,650
14,500	TechnipFMC plc	427,025
26,500	The Williams Companies Inc.(a)	658,790
37,500	TOTAL SA, ADR(a)	2,163,375
14,300	Valero Energy Corp.(a)	1,326,611

		40,541,782

	Food and Beverage — 2.1%
15,000	Pilgrim’s Pride Corp.†	369,150
45,000	Tyson Foods Inc., Cl. A(a)	3,293,550

		3,662,700

Shares		Market Value
	Health Care — 4.4%
11,900	IDEXX Laboratories Inc.†	$2,277,541
66,000	Zoetis Inc.(a)	5,511,660

		7,789,201

	Machinery — 6.5%
15,000	AGCO Corp.	972,750
160,000	CNH Industrial NV(a)	1,984,000
34,800	Deere & Co.(a)	5,405,136
184,000	Kubota Corp.	3,190,452

		11,552,338

	Metals and Mining — 35.9%
192,000	Agnico Eagle Mines Ltd.(a)	8,077,440
295,000	Alacer Gold Corp.†	469,399
464,418	Alamos Gold Inc., New York, Cl. A(a)	2,419,618
158,998	Alamos Gold Inc., Toronto, Cl. A	826,861
55,500	AngloGold Ashanti Ltd., ADR(a)	526,695
50,000	Antofagasta plc	646,080
100,000	Asanko Gold Inc.†	100,904
627,000	B2Gold Corp.†	1,711,710
124,500	Barrick Gold Corp.(a)	1,550,025
475,000	Belo Sun Mining Corp.†	129,041
500,000	Centamin plc	1,082,763
50,000	Centerra Gold Inc.†	286,801
355,000	Continental Gold Inc.†	975,434
207,500	Detour Gold Corp.†	2,100,206
235,000	Eldorado Gold Corp., New York†(a)	197,400
105,809	Eldorado Gold Corp., Toronto†	88,698
32,500	Endeavour Mining Corp.†	599,624
150,000	Fortuna Silver Mines Inc.†	781,500
57,000	Franco-Nevada Corp.(a)	3,898,230
292,548	Fresnillo plc	5,206,481
69,000	Gold Fields Ltd., ADR	277,380
131,400	Goldcorp Inc.(a)	1,815,948
608,500	Hochschild Mining plc	1,700,190
25,000	Kirkland Lake Gold Ltd.	387,511
10,000	Labrador Iron Ore Royalty Corp.	163,775
30,000	MAG Silver Corp., New York†(b)(c)	292,500
90,000	MAG Silver Corp., Toronto†(a)	881,593
230,000	Newcrest Mining Ltd.	3,456,900
68,700	Newmont Mining Corp.(a)	2,684,109
97,100	Northern Dynasty Minerals Ltd.†	90,441
429,950	OceanaGold Corp.	1,158,013
119,000	Osisko Gold Royalties Ltd.	1,149,036
600,000	Perseus Mining Ltd.†	214,286
29,500	Polyus PJSC, GDR	1,147,550
16,400	Pretium Resources Inc., New York†	109,224
29,000	Pretium Resources Inc., Toronto†	192,680
69,500	Randgold Resources Ltd., ADR(a)	5,785,180
51,000	Rio Tinto plc, ADR(a)	2,628,030
52,500	Royal Gold Inc.(a)	4,508,175
70,000	SEMAFO Inc.†	201,576

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
178,000	Tahoe Resources Inc.(a)	$834,820
91,000	Torex Gold Resources Inc.†	558,707
62,000	Wheaton Precious Metals Corp.(a)	1,262,940

		63,175,474

	Specialty Chemicals — 2.3%
24,000	CF Industries Holdings Inc.(a)	905,520
24,000	FMC Corp.(a)	1,837,680
52,400	The Mosaic Co.(a)	1,272,272

		4,015,472

	TOTAL COMMON STOCKS	143,908,665

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Energy and Energy Services — 0.3%
15,700	Kinder Morgan Inc., 9.750%, Series A	488,113

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
25,000	Osisko Mining Inc., expire 08/28/18†(b)(c)	304

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 350,000	Osisko Gold Royalties Ltd. 4.000%, 12/31/22	271,665

	CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
400,000	Eldorado Gold Corp., 6.125%, 12/15/20(c)	381,000

	U.S. GOVERNMENT OBLIGATIONS — 17.6%
31,102,000	U.S. Treasury Bills, 1.377% to 1.742%††, 04/19/18 to 06/21/18(d)	31,045,236

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0% (Cost $209,325,571)	$176,094,983

(a)	Securities, or a portion thereof, with a value of $66,501,562 were deposited with the broker as collateral for options written.
(b)

At March 31, 2018, the Fund held investments in restricted and illiquid securities amounting to $292,804 or 0.17% of total investments before options written, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/18 Carrying Value Per Share
30,000	MAG Silver Corp., New York	11/17/17	$314,100	$9.75
25,000	Osisko Mining Inc., expire 08/28/18	02/17/17	11,451	0.0122
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $673,804 or 0.38% of total investments before options written.

(d)	At March 31, 2018, $7,835,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Geographic Diversification	% of Total Investments*	Market Value

Long Positions
North America	76.0%	$133,761,610
Europe	16.8	29,620,790
Latin America	2.9	5,046,870
Asia/Pacific	2.1	3,671,186
Japan	1.8	3,190,452
South Africa	0.4	804,075
Total Investments — Long Positions	100.0%	$176,094,983

Geographic Diversification	% of Total Investments*	Market Value

Short Positions
North America	(2.8)%	$(4,909,749)
Europe	(0.1)	(92,425)
Japan	(0.0)**	(35,391)
Asia/Pacific	(0.0)**	(12,406)
Total Investments — Short Positions	(2.9)%	$(5,049,971)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

As of March 31, 2018, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (1.6)%
AGCO Corp.	Pershing LLC	50	324,250	USD	72.00	04/20/18	$453
Agnico Eagle Mines Ltd.	Pershing LLC	1,150	4,838,050	USD	47.50	04/20/18	6,672
Agnico Eagle Mines Ltd.	Pershing LLC	350	1,472,450	USD	40.00	06/15/18	126,702
Alamos Gold Inc.	Pershing LLC	2,100	1,094,100	USD	7.00	04/20/18	22,965
Alamos Gold Inc.	Pershing LLC	2,100	1,094,100	USD	7.00	05/18/18	25,947
Anadarko Petroleum Corp.	Pershing LLC	55	332,255	USD	60.00	04/20/18	11,598
Anadarko Petroleum Corp.	Pershing LLC	60	362,460	USD	60.00	05/18/18	20,047
Anadarko Petroleum Corp.	Pershing LLC	60	362,460	USD	60.00	06/15/18	23,491
Andeavor	Pershing LLC	20	201,120	USD	97.50	05/18/18	12,819
Andeavor	Pershing LLC	16	160,896	USD	100.00	06/15/18	8,994
Antofagasta plc	Morgan Stanley	50	460,500	GBp	940.00	05/18/18	15,276
Apache Corp.	Pershing LLC	65	250,120	USD	40.00	05/18/18	9,624
Archer-Daniels-Midland Co.	Pershing LLC	250	1,084,250	USD	41.00	04/20/18	66,251
Archer-Daniels-Midland Co.	Pershing LLC	240	1,040,880	USD	42.00	05/18/18	52,712
B2Gold Corp.	Pershing LLC	2,120	578,760	USD	3.00	04/20/18	21,136
B2Gold Corp.	Pershing LLC	2,150	586,950	USD	3.00	05/18/18	39,933
B2Gold Corp.	Pershing LLC	2,000	546,000	USD	3.00	06/15/18	50,676
Baker Hughes, a GE Company	Pershing LLC	45	124,965	USD	35.00	04/20/18	178
Baker Hughes, a GE Company	Pershing LLC	55	152,735	USD	28.00	05/18/18	8,001

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Baker Hughes, a GE Company	Pershing LLC	55	152,735	USD	31.00	06/15/18	$4,215
Barrick Gold Corp.	Pershing LLC	425	529,125	USD	13.50	05/18/18	9,653
Barrick Gold Corp.	Pershing LLC	370	460,650	USD	12.50	06/15/18	24,621
BP plc, ADR	Pershing LLC	160	648,640	USD	43.00	04/20/18	1,423
BP plc, ADR	Pershing LLC	170	689,180	USD	40.00	05/18/18	22,872
BP plc, ADR	Pershing LLC	150	608,100	USD	40.00	06/15/18	24,912
Bunge Ltd.	Pershing LLC	75	554,550	USD	70.00	04/20/18	36,305
Bunge Ltd.	Pershing LLC	75	554,550	USD	80.00	05/18/18	11,432
Cabot Oil & Gas Corp.	Pershing LLC	55	131,890	USD	24.00	05/18/18	6,364
CF Industries Holdings Inc.	Pershing LLC	120	452,760	USD	40.00	05/18/18	13,707
CF Industries Holdings Inc.	Pershing LLC	120	452,760	USD	42.50	05/18/18	1,627
Chevron Corp.	Pershing LLC	90	1,026,360	USD	115.00	05/18/18	26,609
CNH Industrial NV	Pershing LLC	500	620,000	USD	15.00	04/20/18	38
CNH Industrial NV	Pershing LLC	600	744,000	USD	14.00	05/18/18	4,578
CNH Industrial NV	Pershing LLC	500	620,000	USD	13.80	06/15/18	8,890
Concho Resources Inc.	Pershing LLC	15	225,495	USD	157.50	04/20/18	1,815
Concho Resources Inc.	Pershing LLC	60	901,980	USD	55.00	05/18/18	31,281
Concho Resources Inc.	Pershing LLC	17	255,561	USD	150.00	05/18/18	11,660
Concho Resources Inc.	Pershing LLC	16	240,528	USD	150.00	08/17/18	18,576
ConocoPhillips	Pershing LLC	60	355,740	USD	60.00	04/20/18	7,283
Deere & Co.	Pershing LLC	108	1,677,456	USD	170.00	04/20/18	6,532
Deere & Co.	Pershing LLC	120	1,863,840	USD	160.00	05/18/18	69,879
Devon Energy Corp.	Pershing LLC	70	858,410	USD	37.00	05/18/18	2,728
Enbridge Inc.	Pershing LLC	96	472,800	USD	40.00	04/20/18	—
Eni SpA	Morgan Stanley	40	285,760	EUR	15.00	04/20/18	697
Eni SpA	Morgan Stanley	40	285,760	EUR	14.00	05/18/18	12,576
Eni SpA	Morgan Stanley	43	307,192	EUR	14.00	06/15/18	9,621
EOG Resources Inc.	Pershing LLC	62	652,674	USD	107.00	05/18/18	20,449
Exxon Mobil Corp.	Pershing LLC	200	1,492,200	USD	87.50	04/20/18	87
Exxon Mobil Corp.	Pershing LLC	250	1,865,250	USD	79.00	05/18/18	12,657
Franco-Nevada Corp.	Pershing LLC	190	1,299,410	USD	80.00	04/20/18	273
Franco-Nevada Corp.	Pershing LLC	190	1,299,410	USD	76.00	05/18/18	11,173
Franco-Nevada Corp.	Pershing LLC	190	1,299,410	USD	70.00	06/15/18	51,498
Goldcorp Inc.	Pershing LLC	350	483,700	USD	14.00	05/18/18	21,638
Goldcorp Inc.	Pershing LLC	440	608,080	USD	14.00	06/15/18	34,180
Halliburton Co.	Pershing LLC	85	398,990	USD	55.00	04/20/18	308
Halliburton Co.	Pershing LLC	95	445,930	USD	47.50	05/18/18	18,797
Helmerich & Payne Inc.	Pershing LLC	20	133,120	USD	70.00	06/15/18	4,861
Hess Corp.	Pershing LLC	25	126,550	USD	55.00	04/20/18	1,029
Hess Corp.	Pershing LLC	25	126,550	USD	47.50	05/18/18	12,368

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
IDEXX Laboratories Inc.	Pershing LLC	40	765,560	USD	180.00	05/18/18	$71,796
Kinder Morgan Inc.	Pershing LLC	175	263,550	USD	18.00	05/18/18	385
Kinder Morgan Inc.	Pershing LLC	180	271,080	USD	17.00	06/15/18	2,663
Kubota Corp.	The Goldman Sachs Group, Inc.	620	114,390,000	JPY	2,300.00	04/20/18	198
Kubota Corp.	The Goldman Sachs Group, Inc.	620	114,390,000	JPY	1,900.00	05/18/18	35,194
Marathon Oil Corp.	Pershing LLC	90	145,170	USD	19.00	04/20/18	323
Marathon Oil Corp.	Pershing LLC	90	145,170	USD	16.00	05/18/18	9,395
Marathon Petroleum Corp.	Pershing LLC	55	402,105	USD	67.50	05/18/18	36,624
Marathon Petroleum Corp.	Pershing LLC	50	365,550	USD	67.50	06/15/18	36,261
Newcrest Mining Ltd.	Morgan Stanley	900	1,761,215	AUD	22.50	06/15/18	12,406
Newfield Exploration Co.	Pershing LLC	23	56,166	USD	34.00	04/20/18	1
Newfield Exploration Co.	Pershing LLC	25	61,050	USD	27.50	05/18/18	1,320
Newmont Mining Corp.	Pershing LLC	190	742,330	USD	39.00	05/18/18	33,280
Newmont Mining Corp.	Pershing LLC	252	984,564	USD	37.00	06/15/18	81,054
Noble Energy Inc.	Pershing LLC	50	151,500	USD	32.50	04/20/18	1,353
Noble Energy Inc.	Pershing LLC	50	151,500	USD	27.50	05/18/18	17,106
Nutrien Ltd.	Pershing LLC	350	1,654,100	USD	52.50	04/20/18	4,036
Nutrien Ltd.	Pershing LLC	350	1,654,100	USD	46.00	05/18/18	101,060
Occidental Petroleum Corp.	Pershing LLC	36	233,856	USD	77.50	04/20/18	28
Occidental Petroleum Corp.	Pershing LLC	40	259,840	USD	70.00	05/18/18	2,816
ONEOK Inc.	Pershing LLC	45	256,140	USD	57.50	04/20/18	4,965
ONEOK Inc.	Pershing LLC	45	256,140	USD	57.50	05/18/18	6,984
ONEOK Inc.	Pershing LLC	45	256,140	USD	57.50	06/15/18	8,994
Phillips 66	Pershing LLC	45	431,640	USD	92.50	05/18/18	23,182
Phillips 66	Pershing LLC	46	441,232	USD	95.00	06/15/18	20,424
Pioneer Natural Resources Co.	Pershing LLC	17	292,026	USD	190.00	04/20/18	464
Pioneer Natural Resources Co.	Pershing LLC	20	343,560	USD	180.00	05/18/18	9,235
Randgold Resources Ltd., ADR	Pershing LLC	245	2,039,380	USD	100.00	04/20/18	604
Randgold Resources Ltd., ADR	Pershing LLC	115	957,260	USD	85.00	05/18/18	34,672
Randgold Resources Ltd., ADR	Pershing LLC	115	957,260	USD	90.00	05/18/18	16,318
Rio Tinto plc, ADR	Pershing LLC	170	876,010	USD	55.00	04/20/18	5,614
Rio Tinto plc, ADR	Pershing LLC	170	876,010	USD	55.00	05/18/18	14,662
Rio Tinto plc, ADR	Pershing LLC	170	876,010	USD	52.50	06/15/18	39,649
Royal Dutch Shell plc	Morgan Stanley	40	893,400	GBp	2,600.00	04/18/18	13

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Royal Dutch Shell plc	Morgan Stanley	42	938,070	GBp	2,300.00	05/18/18	$12,099
Royal Dutch Shell plc	Morgan Stanley	42	938,070	GBp	2,200.00	06/15/18	42,142
Royal Gold Inc.	Pershing LLC	170	1,459,790	USD	87.50	04/20/18	19,503
Royal Gold Inc.	Pershing LLC	135	1,159,245	USD	87.50	05/18/18	32,749
Royal Gold Inc.	Pershing LLC	180	1,545,660	USD	85.00	06/15/18	79,847
Schlumberger Ltd.	Pershing LLC	150	971,700	USD	67.50	05/18/18	25,004
Schlumberger Ltd.	Pershing LLC	145	939,310	USD	67.50	06/15/18	29,271
Suncor Energy Inc.	Pershing LLC	80	276,320	USD	35.00	04/20/18	4,516
Suncor Energy Inc.	Pershing LLC	80	276,320	USD	36.00	05/18/18	5,101
Suncor Energy Inc.	Pershing LLC	80	276,320	USD	33.50	06/15/18	16,384
TechnipFMC plc	Pershing LLC	50	147,250	USD	30.00	05/18/18	6,776
The Mosaic Co.	Pershing LLC	175	424,900	USD	26.00	04/20/18	5,908
The Mosaic Co.	Pershing LLC	174	422,472	USD	27.00	05/18/18	9,200
The Williams Companies Inc.	Pershing LLC	85	211,310	USD	32.00	04/20/18	14
The Williams Companies Inc.	Pershing LLC	90	1,015,875	USD	30.00	05/18/18	387
The Williams Companies Inc.	Pershing LLC	90	223,740	USD	28.00	06/15/18	2,279
TOTAL SA, ADR	Pershing LLC	125	721,125	USD	57.50	04/20/18	13,683
TOTAL SA, ADR	Pershing LLC	130	749,970	USD	57.50	05/18/18	22,029
TOTAL SA, ADR	Pershing LLC	120	692,280	USD	57.50	06/15/18	20,083
Tyson Foods Inc.	Pershing LLC	150	1,097,850	USD	80.00	04/20/18	1,149
Tyson Foods Inc.	Pershing LLC	150	1,097,850	USD	77.50	05/18/18	18,410
Valero Energy Corp.	Pershing LLC	48	445,296	USD	92.50	05/18/18	16,562
Valero Energy Corp.	Pershing LLC	50	463,850	USD	92.50	06/15/18	21,784
VanEck Vectors Gold Miners ETF	Pershing LLC	1,000	2,198,000	USD	23.00	04/20/18	15,612
VanEck Vectors Gold Miners ETF	Pershing LLC	1,200	2,637,600	USD	24.00	04/20/18	5,652
VanEck Vectors Gold Miners ETF	Pershing LLC	760	1,670,480	USD	22.50	05/18/18	43,351
VanEck Vectors Gold Miners ETF	Pershing LLC	1,600	3,516,800	USD	23.00	05/18/18	65,194
VanEck Vectors Gold Miners ETF	Pershing LLC	2,300	5,055,400	USD	21.50	06/15/18	296,894
Wheaton Precious Metals Corp.	Pershing LLC	255	519,435	USD	22.50	04/20/18	884
Wheaton Precious Metals Corp.	Pershing LLC	120	244,440	USD	20.50	05/18/18	9,014
Zoetis Inc.	Pershing LLC	220	1,837,220	USD	75.00	05/18/18	195,441

TOTAL OTC CALL OPTIONS WRITTEN							$2,752,688

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
OTC Put Options Written — (0.2)%
Energy Select Sector SPDR ETF	Pershing LLC	330	2,224,530	USD	73.50	04/20/18	$197,966
Energy Select Sector SPDR ETF	Pershing LLC	365	2,460,465	USD	64.50	05/18/18	35,538
VanEck Vectors Gold Miners ETF	Pershing LLC	2,100	4,615,800	USD	22.30	04/20/18	140,487
VanEck Vectors Gold Miners ETF	Pershing LLC	2,200	4,835,600	USD	21.00	05/18/18	82,111

TOTAL OTC PUT OPTIONS WRITTEN							$456,102

Description	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (1.0)%
AGCO Corp.	50	324,250	USD	70.00	05/18/18	$5,000
AGCO Corp.	50	324,250	USD	70.00	08/17/18	12,500
Agnico Eagle Mines Ltd.	420	1,766,940	USD	46.00	05/18/18	26,880
Alacer Gold Corp.	1,500	307,500	CAD	2.50	05/18/18	4,657
Alacer Gold Corp.	1,450	297,250	CAD	2.50	07/20/18	14,631
Andeavor	15	150,840	USD	100.00	04/20/18	4,950
AngloGold Ashanti Ltd., ADR	290	275,210	USD	9.00	04/20/18	18,850
AngloGold Ashanti Ltd., ADR	265	251,485	USD	10.00	04/20/18	3,975
Apache Corp.	40	153,920	USD	40.00	04/20/18	2,760
Apache Corp.	65	250,120	USD	37.50	06/15/18	20,475
Barrick Gold Corp.	450	560,250	USD	15.00	04/20/18	1,350
Bunge Ltd.	75	554,550	USD	77.50	07/20/18	28,125
Cabot Oil & Gas Corp.	50	119,900	USD	28.00	04/20/18	200
Cabot Oil & Gas Corp.	53	127,094	USD	25.00	07/20/18	6,360
Centerra Gold Inc.	250	184,750	CAD	8.00	05/18/18	2,426
Centerra Gold Inc.	250	184,750	CAD	8.00	07/20/18	5,821
Chevron Corp.	90	1,026,360	USD	115.00	04/20/18	18,000
Chevron Corp.	100	1,140,400	USD	120.00	06/15/18	20,300
Cimarex Energy Co.	15	140,250	USD	95.00	06/15/18	7,680
Cimarex Energy Co.	15	140,250	USD	125.00	06/15/18	262
ConocoPhillips	60	355,740	USD	55.00	06/15/18	35,100
Deere & Co.	120	1,863,840	USD	160.00	06/15/18	90,000
Detour Gold Corp.	575	749,800	CAD	15.00	04/20/18	2,008
Detour Gold Corp.	700	912,800	CAD	13.00	05/18/18	42,923
Detour Gold Corp.	800	1,043,200	CAD	13.00	06/15/18	56,817
Devon Energy Corp.	53	168,487	USD	44.00	04/20/18	106
Devon Energy Corp.	55	174,845	USD	33.00	07/20/18	12,265
Endeavour Mining Corp.	165	392,205	CAD	25.00	04/20/18	3,522

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Endeavour Mining Corp.	160	380,320	CAD	25.00	07/20/18	$13,661
EOG Resources Inc.	56	589,512	USD	115.00	04/20/18	812
EOG Resources Inc.	60	631,620	USD	100.00	07/20/18	53,099
EQT Corp.	25	118,775	USD	55.00	06/15/18	1,563
EQT Corp.	25	118,775	USD	60.00	06/15/18	438
Exxon Mobil Corp.	215	1,604,115	USD	75.00	06/15/18	49,880
FMC Corp.	60	459,420	USD	82.50	04/20/18	2,700
FMC Corp.	60	459,420	USD	100.00	04/20/18	450
FMC Corp.	60	459,420	USD	85.00	05/18/18	5,550
FMC Corp.	60	459,420	USD	82.50	07/20/18	17,100
Fortuna Silver Mines Inc.	750	390,750	USD	5.00	06/15/18	39,000
Fortuna Silver Mines Inc.	750	390,750	USD	5.00	09/21/18	54,375
Gold Fields Ltd.	300	120,600	USD	4.50	04/20/18	900
Gold Fields Ltd.	300	120,600	USD	4.00	07/20/18	10,800
Goldcorp Inc.	120	165,840	USD	13.00	04/20/18	11,280
Goldcorp Inc.	407	562,474	USD	15.00	04/20/18	3,663
Halliburton Co.	45	211,230	USD	45.00	06/15/18	16,988
Halliburton Co.	45	211,230	USD	47.50	06/15/18	11,160
Helmerich & Payne Inc.	20	133,120	USD	65.00	06/15/18	9,400
IDEXX Laboratories Inc.	40	765,560	USD	160.00	04/20/18	129,600
IDEXX Laboratories Inc.	40	765,560	USD	180.00	04/20/18	58,600
Kinder Morgan Inc.	180	271,080	USD	18.00	04/20/18	360
Kirkland Lake Gold Ltd.	250	499,250	CAD	19.00	04/20/18	25,226
MAG Silver Corp.	400	504,800	CAD	16.00	04/20/18	621
MAG Silver Corp.	400	504,800	CAD	15.00	05/18/18	776
MAG Silver Corp.	400	504,800	CAD	15.00	07/20/18	11,643
Marathon Petroleum Corp.	50	365,550	USD	70.00	04/20/18	21,100
Newfield Exploration Co.	25	61,050	USD	24.00	06/15/18	5,500
Newmont Mining Corp.	245	957,215	USD	39.00	04/20/18	27,195
Noble Energy Inc.	55	166,650	USD	30.00	08/17/18	15,675
Nutrien Ltd.	325	1,535,950	USD	50.00	06/15/18	53,625
Occidental Petroleum Corp.	40	259,840	USD	65.00	06/15/18	11,760
OceanaGold Corp.	1,500	520,500	CAD	3.50	04/20/18	16,882
OceanaGold Corp.	1,300	451,100	CAD	4.00	04/20/18	2,523
OceanaGold Corp.	1,500	520,500	CAD	4.00	06/15/18	12,225
Osisko Gold Royalties Ltd.	400	497,600	CAD	15.00	04/20/18	1,552
Phillips 66	45	431,640	USD	95.00	04/20/18	9,809
Pilgrim’s Pride Corp.	150	369,150	USD	26.00	06/15/18	16,875
Pioneer Natural Resources Co.	20	343,560	USD	170.00	06/15/18	20,600
Pretium Resources Inc.	230	153,180	USD	8.00	06/15/18	6,900
Pretium Resources Inc.	224	149,184	USD	11.00	06/15/18	1,120
Randgold Resources Ltd., ADR	220	1,831,280	USD	85.00	06/15/18	85,800
Range Resources Corp.	50	72,700	USD	17.00	06/15/18	2,375

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Market Value
Range Resources Corp.	50	72,700	USD	16.00	08/17/18	$6,125
Schlumberger Ltd.	135	874,530	USD	70.00	04/20/18	5,130
SEMAFO Inc.	700	259,700	CAD	4.00	07/20/18	10,867
TechnipFMC plc	45	132,525	USD	34.00	04/20/18	450
TechnipFMC plc	50	147,250	USD	30.00	07/20/18	8,249
The Mosaic Co.	175	424,900	USD	27.00	06/15/18	13,475
Torex Gold Resources Inc.	455	359,905	CAD	15.00	04/20/18	883
Torex Gold Resources Inc.	455	359,905	CAD	11.00	07/20/18	10,595
Tyson Foods Inc.	150	1,097,850	USD	75.00	07/20/18	51,150
Valero Energy Corp.	45	417,465	USD	95.00	04/20/18	5,760
VanEck Vectors Gold Miners ETF	100	219,800	USD	22.00	06/15/18	10,600
Wheaton Precious Metals Corp.	245	499,065	USD	20.00	06/15/18	29,645
Zoetis Inc.	220	1,837,220	USD	75.00	04/20/18	184,800
Zoetis Inc.	220	1,837,220	USD	85.00	07/20/18	72,600

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN						$1,699,433

Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	375	2,527,875	USD	64.00	06/15/18	$64,500
VanEck Vectors Gold Miners ETF	2,414	5,305,972	USD	20.00	06/15/18	77,248

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN						$141,748

TOTAL OPTIONS WRITTEN						$5,049,971

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining	$59,426,074	$ 3,749,400	$ 63,175,474
Other Industries (a)	80,733,191	—	80,733,191
Total Common Stocks	140,159,265	3,749,400	143,908,665
Convertible Preferred Stocks (a)	488,113	—	488,113
Warrants (a)	—	304	304
Convertible Corporate Bonds (a)	—	271,665	271,665
Corporate Bonds (a)	—	381,000	381,000
U.S. Government Obligations	—	31,045,236	31,045,236
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$140,647,378	$35,447,605	$176,094,983
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(1,034,635)	$(3,417,486)	$ (4,452,121)
Put Options Written	(141,748)	(456,102)	(597,850)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(1,176,383)	$(3,873,588)	$ (5,049,971)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At March 31, 2018, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2018 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2018, there were no short sales outstanding.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2017, the Fund had net long term capital loss carryforwards for federal income tax purposes of $95,464,335 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

Carter W. Austin

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/24/18

* Print the name and title of each signing officer under his or her signature.